Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
2025	$ 56,204
2026	56,204
2027	0
Total lease payments	112,408
Less: Imputed interest	5,860
Present value of lease liabilities	106,548	$ 19,932
Less: Current lease liabilities	52,217	6,382
Long-term lease liabilities	$ 54,331	$ 13,550